UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA April 16, 2001

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    4,271       90,515 SH                20,000   0     0
Agilent Technologies COM             00846u 10 1      982       31,980 SH                 4,773   0     0
Alza Corp.           COM             022615 10 8    1,887       46,582 SH                 5,236   0     0
American Home ProductCOM             026609 10 7    5,466       93,042 SH                17,200   0     0
American InternationaCOM             026874 10 7      648        8,061 SH                     0   0     0
Anadarko Petroleum CoCOM             032511 10 7      306        4,875 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    5,034      109,610 SH                24,820   0     0
AOL Time Warner      COM             00184A 10 5    3,341       83,215 SH                13,900   0     0
AT&T                 COM             001957 10 9    1,973       92,610 SH                16,947   0     0
AT&T Liberty Media GrCOM             001957 20 8    1,743      124,511 SH                     0   0     0
Atrix Labs Inc       COM             04962L 10 1      137       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    1,533       28,184 SH                18,000   0     0
Baker Hughes         COM             057224 10 7      251        6,925 SH                     0   0     0
Baxter International COM             071813 10 9    3,594       38,172 SH                 3,757   0     0
Becton Dickinson & CoCOM             075887 10 9    3,093	    87,566 SH                12,000   0     0
Bell South           COM             079860 10 2    1,583       38,689 SH                 8,000   0     0
Berkshire Hathaway ClCOM             084670 20 7      678          312 SH                     0   0     0
Biogen               COM             090597 10 5      218        3,450 SH                     0   0     0
Boeing               COM             097023 10 5    2,860       51,344 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    5,229      105,385 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    5,552       93,470 SH                12,700   0     0
Brown Forman Cl. A   COM		 115637 10 0      228        3,661 SH			   18   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,154       44,078 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    2,148       22,204 SH                 5,603   0     0
Chevron              COM             166751 10 7      874        9,963 SH                     0   0     0
Chiron Corp          COM             170040 10 9      514       11,708 SH                   616   0     0
Cisco Systems        COM             17275R 10 2    1,758      111,172 SH                27,000   0     0
Citigroup Inc.       COM             172967 10 1      288        6,424 SH                     0   0     0
Coca Cola Company    COM             191216 10 0    1,026       22,729 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      499       11,900 SH                     0   0     0
Compaq               COM             204493 10 3      365       20,029 SH                     0   0     0
Conoco Cl. B         COM             208251 40 5    1,194       42,249 SH                 8,475   0     0
Corning Inc          COM             219350 10 5    2,002       96,754 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,863       47,469 SH                     0   0     0
Diebold Inc          COM             253651 10 3      271        9,875 SH                     0   0     0
Disney               COM             254687 10 6    1,865       65,224 SH                 3,960   0     0
Dow Jones            COM             260561 10 5    1,149       21,954 SH                 6,200   0     0
Duke Energy          COM             264399 10 6      445       10,410 SH                     0   0     0
DuPont               COM             263534 10 9      927       22,767 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      484       16,475 SH                     0   0     0
Eastman Kodak        COM             277461 10 9      681       17,082 SH                 1,350   0     0
El Paso Energy Corp. COM             283905 10 7    1,959       30,005 SH                     0   0     0
Electronic Data SysteCOM             285661 10 4    2,066       36,988 SH                 4,927   0     0
Eli Lilly            COM             532457 10 8    5,157       67,269 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,259       20,305 SH                 3,000   0     0
Enron Corp           COM             293561 10 6    1,397       24,051 SH                     0   0     0
Exxon Corporation    COM             302290 10 1    2,244       27,700 SH                 6,621   0     0
Gannett              COM             364730 10 1    2,722       45,187 SH                 5,400   0     0
General Electric     COM             369604 10 3    2,456       58,680 SH                28,200   0     0
Genzyme Corporation  COM             372917 10 4      216        2,400 SH                     0   0     0
Golden West FinancialCOM             381317 10 6      526        8,100 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    3,460      110,662 SH                23,200   0     0
Hilton Hotels        COM             432848 10 9      119       11,400 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    1,760       40,852 SH                 6,200   0     0
Hubbell Inc Class A  CL  A           443510 10 2      448       18,525 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      291       12,487 SH                   420   0     0
IMS Health Inc       COM             449934 10 8    1,428       57,345 SH                 8,100   0     0
Intel Corp           COM             458140 10 0    5,628      213,897 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    7,319       76,101 SH                12,600   0     0
Jacobson Stores      COM             469834 10 5      177       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    3,375       38,580 SH                 9,600   0     0
Kroger Company       COM             501044 10 1    1,122       43,515 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      677       22,250 SH                     0   0     0
Lucent Technologies  COM             549463 10 7      658       66,011 SH                 8,835   0     0
MCI Worldcom Inc     COM             55268b 10 6      327       17,515 SH                     0   0     0
Masco Corp           COM             574599 10 6    2,990      123,855 SH                18,000   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,535       60,370 SH                13,600   0     0
McClatchy Newspapers CL  A           579489 10 5      984       24,350 SH                     0   0     0
Merck                COM             589331 10 7    2,294       30,222 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,506       27,536 SH                 4,300   0     0
Minnesota Mining     COM             604059 10 5    1,371       13,195 SH                 4,000   0     0
Motorola             COM             620076 10 9    2,417      169,465 SH                37,800   0     0
New York Times Class CL  A           650111 10 7    2,349       57,333 SH                 2,000   0     0
Park Electrochemical COM		 700416 20 9    1,167       51,645 SH		     11,021   0     0
Park Place EntertainmCOM             700690 10 0      113       11,050 SH                     0   0     0
Pepsico Inc          COM             713448 10 8    5,558      126,467 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3   13,521      330,195 SH                61,400   0     0
Pharmacia Corp       COM             716941 10 9      870       17,267 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    2,154       34,402 SH                 5,800   0     0
Qwest Comm.          COM             749121 10 9    2,167       61,813 SH                 7,798   0     0
Ralston Purina Group COM RAL-PUR GR  751277 30 2      543       17,425 SH                 7,000   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      466        8,408 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,794       62,609 SH                 1,200   0     0
Schering Plough Corp COM             806605 10 1      497       13,602 SH                     0   0     0
Schlumberger         COM             806857 10 8    2,167       37,607 SH                 4,800   0     0
Servicemaster        COM             81760N 10 9      377       33,639 SH                     0   0     0
Snap On Tools        COM             833034 10 1    2,176       74,717 SH                27,817   0     0
Sun Microsystems Inc.COM             866810 10 4      568       36,930 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,890      107,825 SH                18,600   0     0
Texaco               COM             881694 10 3    1,016       15,300 SH                 5,100   0     0
Tribune Co           COM             896047 10 7    2,250       55,219 SH                13,200   0     0
Tribune Phones       PFD CV 2%       896047 30 5    1,049       10,810 SH                 2,000   0     0
TwentyFirst Century  COM             901272 20 3      660       42,838 SH                     0   0     0
Tyco Intl. Ltd       COM             902124 10 6      311        7,213 SH                   851   0     0
U S T Inc            COM             902911 10 6      910       30,275 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8    1,043       18,545 SH                   200   0     0
United Parcel ServiceCOM		 911312 10 6    1,903       33,445 SH 		      4,750   0     0
Unocal               COM             915289 10 2      394       11,408 SH                     0   0     0
USA Networks         COM             902984 10 3      672       28,100 SH                     0   0     0
USX-Marathon Group   COM             902905 82 7      432       16,037 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,649       74,024 SH                21,070   0     0
Vivendi ADR		   ADR		 92851s 20 4    1,726       26,429 SH                     0   0     0
Vodafone Airtouch ADRADR             92857T 10 7    3,588      132,179 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,181       23,387 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    1,913       38,667 SH                     0   0     0
Williams Companies   COM             969457 10 0      662       15,460 SH                     0   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      854      825,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3    1,856    1,600,800 PRN                  350   0     0